Provisions - Summary of movements in provision (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Asset retirement obligation [member]
Disclosure of other provisions [line items]
At the beginning of the period/year		$ 15,642	$ 15,587	$ 16,253	$ 13,740
Increases for business combinations			11,201
Unwinding of discount		233	897	1,723	815
Reclassification					73
Amounts incurred due to payments/utilization				(369)	(221)
Increase / (Decrease) from change in estimates capitalized		(288)	(11,432)	4,141	1,235
At the end of the period/year		15,587	16,253	21,748	15,642
Environmental remediation [member]
Disclosure of other provisions [line items]
At the beginning of the period/year		1,112	1,002	3,724	1,691
Increases for business combinations			4,044
Increases		12	1,168	816	0
Reclassification					(571)
Decreases	[1]	(122)	(2,490)	(2,041)	(8)
At the end of the period/year		1,002	3,724	2,499	1,112
Provisions for contingencies [member]
Disclosure of other provisions [line items]
At the beginning of the period/year		55	51	349	375
Increases		2	151	422	2,566
Exchange differences			(84)	(386)
Amounts incurred due to payments/utilization		(6)	(9)	(63)	(2,886)
At the end of the period/year		$ 51	$ 349	$ 322	$ 55

[1]	Includes exchange differences